Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details)	Dec. 31, 2024 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2025	$ 7,996
Fiscal year 2026	7,996
Fiscal year 2027	7,946
Fiscal year 2028	7,396
Fiscal year 2029	6,480
Thereafter	9,280
Total	$ 47,094